Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share
Schedule of net loss per share

	Six Months End June 30,
	2023	2024	2024
	RMB	RMB	US$
Basic Loss Per Share
Numerator:
Net loss attributable to ordinary shareholders	(9,648)	(52,535)	(7,229)
Denominator:
Weighted average number of shares outstanding	56,441,811	83,289,067	83,289,067
Loss per share - basic	(0.17)	(0.63)	(0.09)